Note 5. Stock Plans (Detail) - Stock Options Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	30,328
Outstanding at beginning of year (in Dollars per share)	$ 1.83
Granted	0
Granted (in Dollars per share)	$ 0
Forfeited	0
Forfeited (in Dollars per share)	$ 0
Exercised	(11,397)
Exercised (in Dollars per share)	$ 1.56
Outstanding, December 31, 2012	18,931
Outstanding, December 31, 2012 (in Dollars per share)	$ 2.00
Outstanding, December 31, 2012	292 days
Outstanding, December 31, 2012 (in Dollars)	$ 0
Exercisable, December 31, 2012	18,931	30,328	32,727
Exercisable, December 31, 2012 (in Dollars per share)	$ 2.00
Exercisable, December 31, 2012	292 days
Exercisable, December 31, 2012 (in Dollars)	$ 0